Changes in the Company structure - Divestment projects, Marketing & Services (Details) $ in Millions, € in Billions	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 16, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)
Changes in the Company structure
Asset classified as held for sale	$ 8,441	$ 668		$ 568	$ 313
Liabilities classified as held for sale	2,289	$ 167		$ 167	$ 56
Retail networks in Belgium, Luxembourg, Germany and Netherlands
Changes in the Company structure
Enterprise value | €			€ 3.1
Asset classified as held for sale	1,901
Liabilities classified as held for sale	$ 1,227